8. STOCKHOLDERS' DEFICIT (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Stockholders Deficit Tables
Weighted average assumptions for warrants issued

On November 21, 2012, the Company issued 10-year warrants for 10,000,000 shares with a consultant, with an exercise price of $0.001 per share. The warrants were granted for services rendered. The warrants had a fair value of $400,000, based upon the Black-Scholes option-pricing model. The Company used the following weighted average assumptions:

Expected dividends	0%
Expected volatility	283.23%
Expected term	10 years
Risk free interest rate	1.69%
Expected forfeitures	0%

On July 18, 2013, the Company issued 9,857,142 shares in connection with the cashless exercise of the 10,000,000 warrants.

On July 9, 2013, the Company issued 5-year warrants for 10,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services rendered. The warrants had a fair value of $736,816, based upon the Black-Scholes option-pricing model. The Company used the following weighted average assumptions:

Expected dividends	0%
Expected volatility	183.35%
Expected term	5 years
Risk free interest rate	1.50%
Expected forfeitures	0%

On October 15, 2013, the Company issued 1-year warrants for 8,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $396,083, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon and will be exercisable beginning October 15, 2015 for a  period of 12 months.

Grant Date
Expected dividends	0%
Expected volatility	96.35%

Expected term	3 years
Risk free interest rate	1.45%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 600,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $33,620, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon and will be exercisable beginning on the 14 th  month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.94%

Expected term	2 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 600,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $33,620, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 14 th  month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.94%

Expected term	2 years
Risk free interest rate	1.53%

On February 17, 2014, the Company issued 1-year warrants for 1,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $56,040, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 20 th  month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.23%

Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 1,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $56,040, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 20 th  month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.23%

Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 2,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $112,110, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 32nd month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	123.49%

Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On February 17, 2014, the Company issued 1-year warrants for 2,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $112,110, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 32nd month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	123.49%

Expected term	3 years
Risk free interest rate	1.53%
Expected forfeitures	0%

On June 4, 2014, the Company issued 3-year warrant for 3,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered. The warrants had a fair value of $171,102, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon issuance and will be exercisable beginning on the 32nd month anniversary of the agreement and for a period of twelve months thereafter.

Grant Date
Expected dividends	0%
Expected volatility	86.69%

Expected term	3 years
Risk free interest rate	0.85%
Expected forfeitures	0%

On November 21, 2012, the Company issued 10-year warrants for 10,000,000 shares with a consultant, with an exercise price of $0.001 per share. The warrants were granted for services rendered (See Notes 1 and 8(D)). The warrants had a fair value of $400,000, based upon the Black-Scholes option-pricing model. The Company used the following weighted average assumptions:

Expected dividends	0%
Expected volatility	283.23%
Expected term	10 years
Risk free interest rate	1.69. %
Expected forfeitures	0%

On July 9, 2013, t the Company issued 5-year warrants for 10,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services rendered (See Notes 2 and 8(D)). The warrants had a fair value of $736,816, based upon the Black-Scholes option-pricing model. The Company used the following weighted average assumptions:

Expected dividends	0%
Expected volatility	183.35%
Expected term	5 years
Risk free interest rate	1.50. %
Expected forfeitures	0%

On October 15, 2013, the Company issued 1-year warrants for 8,000,000 shares to a consultant, with an exercise price of $0.001 per share. The warrants were granted for services to be rendered . The warrants had a fair value of $396,083, based upon the Black-Scholes option-pricing model on the date of grant and were fully vested upon and will be exercisable beginning October 15, 2015 for a  period of 12 months.

Grant Date
Expected dividends	0%
Expected volatility	96.35%

Expected term	3 years
Risk free interest rate	1.45.	%
Expected forfeitures	0%

Summary of warrants outstanding

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2011	-	$-
Granted	10,000,000	0.001
Exercised
Cancelled/Forfeited	-	-
Balance, December 31, 2012	10,000,000	0.001	9.90
Granted	18,000,000	$0.001
Exercised	(10,000,000)	$-
Cancelled/Forfeited	-
Balance, December 31, 2013	18,000,000	$0.001	2.9
Granted	10,200,000	$0.001
Exercised	(10,000,000)	$-
Cancelled/Forfeited	-
Balance, September 30, 2014	18,200,000	$0.001	2.6

Intrinsic Value	718,180

For the nine months ended September 30, 2014, the following warrants were outstanding:

Exercise Price	Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	18,200,000	-	2.3	718,180

For the year ended December 31, 2013, the following warrants were outstanding:

Exercise Price	Warrants Outstanding	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	28,000,000	18,000,000	2.9	918,000

	Number of Warrants	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (in Years)

Balance, December 31, 2011	-	$-
Granted	10,000,000	0.001
Exercised
Cancelled/Forfeited	-	-
Balance, December 31, 2012	10,000,000	0.001	9.90
Granted	18,000,000	$0.001
Exercised	(10,000,000)	$-
Cancelled/Forfeited	-
Balance, December 31, 2013	18,000,000	$0.001	2.9

Intrinsic Value	918,000

For the year ended December 31, 2013, the following warrants were outstanding:

Exercise Price	Warrants Outstandning	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	28,000,000	18,000,000	2.9	918,000

For the year ended December 31, 2012, the following warrants were outstanding:

Exercise Price	Warrants Outstandning	Warrants Exercisable	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value

$0.001	10,000,000	10,000,000	9.895890411	365,000

Conversion of debt & Issuance of Convertible Preferred Stock - related party
Series A PS Valuation
Debt converted – related party	$(30,000)
Valuation of Series A PS issued as consideration	5,217,800
Loss on settlement of debt	$5,187,800

Series A PS Valuation
Debt converted – related party	$(30,000)
Valuation of Series A PS issued as consideration	5,217,800
Loss on settlement of debt	$5,187,800